Aug. 28, 2017
MainStay Tax Advantaged Short Term Bond Fund (Prospectus Summary) | MainStay Tax Advantaged Short Term Bond Fund
MainStay Tax Advantaged Short Term Bond Fund

MAINSTAY FUNDS TRUST

MainStay Tax Advantaged Short Term Bond Fund

Supplement dated August 28, 2017 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information dated August 28, 2017

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the applicable Summary Prospectus, Prospectus and Statement of Additional Information.

Effective immediately, Class T shares are not currently offered for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.